Stock-Based Compensation Plans - Summary of Stock-Based Compensation (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	$ (3)	$ 20	$ (15)	$ 45
Stock-Based Compensation Costs Capitalized	1	6	(4)	15
Total Stock-Based Compensation	(2)	26	(19)	60
NSRs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	3	2	9	7
PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	(2)	4	(9)	6
RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	(3)	11	(8)	24
DSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	$ (1)	$ 3	$ (7)	$ 8